Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Financial Covenants - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Other Provisions [Line Items]
EQUITY	$ 15,030,093		$ 10,333,663	$ 12,246,186	$ 8,831,900
Borrowings	$ 74,313		$ 35,064	$ 29,474
B2 Series Bonds One [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Amricas S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Minimum equity requirement		$ 718,262,000,000
B2 Series Bonds One [Member] | Restriction Must Be Met [Member] | Enel Amricas S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Minimum equity requirement		718,262,000,000
B2 Series Bonds One [Member] | Indicator or Ratio Determined By Company [Member] | Enel Amricas S.A. [Member]
Disclosure Of Other Provisions [Line Items]
EQUITY		$ 12,695,769,256
B2 Series Bonds Two [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Amricas S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio	2.24%	2.24%
B2 Series Bonds Two [Member] | Restriction Must Be Met [Member] | Enel Amricas S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio	2.24%	2.24%
B2 Series Bonds Three [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Amricas S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Collateral or Total Free Assets Ratio With Unsecured Current Liabilities	1.00%
B2 Series Bonds Three [Member] | Restriction Must Be Met [Member] | Enel Amricas S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Collateral or Total Free Assets Ratio With Unsecured Current Liabilities	1.00%
IV Program Bonds [Member] | Restriction Must Be Met [Member] | Enel Distribucin Peru
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio	1.70%
IV Program Bonds [Member] | Indicator or Ratio Determined By Company [Member] | Enel Distribucin Peru
Disclosure Of Other Provisions [Line Items]
Indicator or Ratio Determined by Company	1.01%
III Program Bonds [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Generacion Peru S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio	1.50%	1.50%
III Program Bonds [Member] | Restriction Must Be Met [Member] | Enel Generacion Peru S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio	1.50%	1.50%
Creditor with Finance Instrument One [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Creditor with Finance Instrument One [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Distribucin Ro [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Creditor with Finance Instrument One [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Distribucin Sao Paulo [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Creditor with Finance Instrument One [Member] | Restriction Must Be Met [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Creditor with Finance Instrument One [Member] | Restriction Must Be Met [Member] | Enel Distribucin Ro [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Creditor with Finance Instrument One [Member] | Restriction Must Be Met [Member] | Enel Distribucin Sao Paulo [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Creditor with Finance Instrument Two [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Creditor with Finance Instrument Two [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Distribucin Ro [Member]
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio	0.60%
Creditor with Finance Instrument Two [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Distribucin Sao Paulo [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Creditor with Finance Instrument Two [Member] | Restriction Must Be Met [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Creditor with Finance Instrument Two [Member] | Restriction Must Be Met [Member] | Enel Distribucin Ro [Member]
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio	0.60%
Creditor with Finance Instrument Two [Member] | Restriction Must Be Met [Member] | Enel Distribucin Sao Paulo [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Creditor with Finance Instrument Two [Member] | Indicator or Ratio Determined By Company [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Indicator or Ratio Determined by Company	1.34%
Creditor with Finance Instrument Three [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio	0.60%
Creditor with Finance Instrument Three [Member] | Restriction Must Be Met [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio	0.60%
Bonds, Fifth, Sixth, Seventh Issues [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Bonds, Fifth, Sixth, Seventh Issues [Member] | Restriction Must Be Met [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Bonds, Fifth, Sixth, Seventh Issues [Member] | Indicator or Ratio Determined By Company [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Indicator or Ratio Determined by Company	2.89%
Bonds, Twenty Third Issue [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Distribucin Sao Paulo [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
Bonds, Twenty Third Issue [Member] | Restriction Must Be Met [Member] | Enel Distribucin Sao Paulo [Member]
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio	3.50%
Debt/EBITDA ratio	3.50%
Bonds Issuance Twenty Fourth and Twenty Fifth [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Distribucin Sao Paulo [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	3.50%
First Issue Bonds [Member] | Restriction to be met by the Reporting Entity or Subsidiary [Member] | Enel Green Power Volta Grande [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	4.00%
First Issue Bonds [Member] | Restriction Must Be Met [Member] | Enel Green Power Volta Grande [Member]
Disclosure Of Other Provisions [Line Items]
Debt/EBITDA ratio	4.00%
First Issue Bonds [Member] | Indicator or Ratio Determined By Company [Member] | Enel Green Power Volta Grande [Member]
Disclosure Of Other Provisions [Line Items]
Indicator or Ratio Determined by Company	1.97%